HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-50280   Stag Accumulator Variable Universal Life (Series I.5)
333-94617   Stag Protector Variable Universal Life (Series I.5)
333-110550  Hartford Quantum Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-93319   Stag Accumulator Variable Universal Life (Series I.5)
333-83057   Stag Protector Variable Universal Life (Series I.5)
333-110548  Hartford Quantum Life

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261   Stag Variable Life Last Survivor II (Series II)
333-131135  Hartford VUL Last Survivor

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373   Stag Variable Life Last Survivor II (Series II)
333-131133  Hartford VUL Last Survivor

SUPPLEMENT DATED AUGUST 24, 2009 TO THE ANNUAL PRODUCT INFORMATION NOTICE DATED
                                  MAY 1, 2009

              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

EFFECTIVE IMMEDIATELY, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE FOLLOWING:

                                                      DISTRIBUTION
                                                         AND/OR                          ACQUIRED
                                                        SERVICE                         FUND FEES
                                   MANAGEMENT           (12B-1)           OTHER            AND
UNDERLYING FUND                       FEE                 FEES          EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------
Putnam VT Income Fund --               0.650%              0.250%            0.120%**       0.010%
 Class IB

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR              NEW TOTAL
                                   OPERATING             EXPENSE             OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  ------------------------------------------------------------
Putnam VT Income Fund --               1.030%              -0.020%               0.830%*
 Class IB

* Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.450% of the fund's average net assets. Putnam Management has also agreed, from August 1, 2009 through July 31, 2010, to limit the fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.200% of the fund's average net assets.

** Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.370% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.25%.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE, THE FOLLOWING FUNDS ARE ADDED:

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities           0.640%              0.250%              0.150%              0.020%
 Fund -- Class 2
Hartford High Yield HLS Fund           0.700%                N/A               0.040%                N/A
 --Class IA
MFS(R) Research Bond Series            0.500%                N/A               0.140%                N/A
 --Initial Class

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Templeton Foreign Securities           1.060%               N/A                 1.060%(i)
 Fund -- Class 2
Hartford High Yield HLS Fund           0.740%               N/A                 0.740%
 --Class IA
MFS(R) Research Bond Series            0.640%               N/A                 0.640%
 --Initial Class

(i) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "UNDERLYING FUND INVESTMENT OBJECTIVES AND INVESTMENT ADVISERS/SUB-ADVISERS" TABLE, THE FOLLOWING ARE ADDED:

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2             Seeks long-term capital growth       Templeton Investment Counsel, LLC
Hartford High Yield HLS Fund -- Class IA                 High current income with growth of   Hartford Investment Financial
                                                         capital as a secondary objective     Services, LLC. Sub-advised by
                                                                                              Hartford Investment Management
                                                                                              Company
MFS(R) Research Bond Series -- Initial Class             Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL PRODUCT INFORMATION NOTICE
                             FOR FUTURE REFERENCE.

HV-7940